Fathom OpCo Predecessor Period Acquisitions - Majestic - Additional Information (Details) - Majestic Metals, LLC [Member] $ in Thousands	Dec. 17, 2020 USD ($)
Business Acquisition [Line Items]
Business acquisition, percentage of interests acquired	100.00%
Business acquisition, transaction fee	$ 361
Other Expense [Member]
Business Acquisition [Line Items]
Payment of transaction fee to affiliate	$ 1,145